S000016625 [Member] Investment Objectives and Goals - Western Asset Intermediate Maturity New York Municipals Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]
The fund seeks to provide New York investors with as high a level of current income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with the preservation of principal.